FINANCE LEASE LIABILITIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease liabilities [Abstract]
Finance lease transaction, Carrying value	$ 372	$ 51
Repayment of finance lease	2 and 5 years